Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Compensation Committee does not grant long term incentive awards in anticipation of the release if material non-public information likely to result in changes to the price of our stock.

Vested shares are automatically granted on specified dates on a quarterly basis to the non-employee members of our Board. Grants of restricted stock units and performance share units to our executive officers typically occur in the first week of March. These grants are generally made effective on the date of approval. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Compensation Committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During 2024, the Company did not grant stock options or stock appreciation rights (or similar awards).

Award Timing Method	Vested shares are automatically granted on specified dates on a quarterly basis to the non-employee members of our Board. Grants of restricted stock units and performance share units to our executive officers typically occur in the first week of March. These grants are generally made effective on the date of approval.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Compensation Committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true